Fair Value of Financial Assets and Liabilities - Schedule of Aggregate Fair Values of the Warrant Liability (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value, Beginning Balance		$ 25,962	$ 76,640
Fair value of warrants issued in connection with Series B preferred stock sale				$ 17,954
Issuance of warrant at fair value	[1]			11,988
Gain (Loss) recognized in earnings from change in fair value		20,932	(13,482)	46,698
Reclassification of Legacy Celularity Warrants to equity			(96,398)
Fair value, Ending Balance		$ 46,894	25,962	$ 76,640
Sponsors Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liability assumed at Closing Date			34,764
Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liability assumed at Closing Date			$ 24,438

[1]	The warrants issued at fair value were immediately charged to expense see Note 12.